Business Combinations - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions, $ in Millions, zł in Billions																												1 Months Ended			3 Months Ended		12 Months Ended
	Dec. 28, 2017 USD ($)	Nov. 01, 2017 EUR (€)	Aug. 09, 2017	Jun. 28, 2017 USD ($)	Jun. 28, 2017 EUR (€)	Jan. 01, 2017 EUR (€)	Jan. 01, 2017 GBP (£)	Dec. 16, 2016	Aug. 11, 2016 EUR (€)	Jul. 01, 2016 EUR (€)	May 23, 2016 EUR (€)	May 23, 2016 GBP (£)	May 13, 2016 USD ($)	May 13, 2016 EUR (€)	May 03, 2016 EUR (€) Customers	Apr. 11, 2016 GBP (£)	Jan. 18, 2016 EUR (€)	Dec. 07, 2015	Dec. 06, 2015	Sep. 25, 2015 USD ($)	Sep. 07, 2015 EUR (€)	Sep. 07, 2015 GBP (£)	Sep. 01, 2015 USD ($)	Sep. 01, 2015 EUR (€)	Jun. 04, 2015 EUR (€)	Mar. 03, 2015	Nov. 24, 2014 EUR (€)	Jul. 31, 2015 USD ($)	Jul. 31, 2015 CAD ($)	Jul. 31, 2015 EUR (€)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Jun. 30, 2017 PLN (zł)	Jan. 01, 2017 GBP (£)	Aug. 11, 2016 GBP (£)	May 23, 2016 GBP (£)	May 03, 2016 GBP (£)	Sep. 25, 2015 EUR (€)	Sep. 07, 2015 GBP (£)	Sep. 01, 2015 EUR (€)	Jul. 31, 2015 EUR (€)
Disclosure of detailed information about business combination [Line Items]
Business combination consideration transferred																																		€ (52.0)
Fair value of net assets																																		139,711.0	€ 159,510.0
Cash included in the statement of financial position																																		3,720.0	3,727.0	€ 2,199.0
Net assets transferred																																€ 1,900.0					zł 8.1
Gain loss on disposal of Investment																																		431.0	327.0	349.0
Loss on reinsurance																																		34.0	45.0	€ 17.0
Revaluation reserve																																		4,920.0	€ 5,381.0
Americas [member]
Disclosure of detailed information about business combination [Line Items]
Reinsured liabilities | $				$ 14,000.0
Business disposal gain (loss)				$ 250.0	€ 231.0																												$ 979.0	905.0
Loss on the reinsurance transaction																																	1,813.0	1,675.0
Revaluation reserves and cash flow hedging reserve																																	1,018.0	941.0
Gains on sale of certain assets carried at amortized cost backing the insurance liabilities																																	94.0	87.0
Other expenses related to the transaction																																	$ 28.0	€ 26.0
Senior Bond [member]
Disclosure of detailed information about business combination [Line Items]
Redemption of bond | $																												$ 500.0
Bond interest rate																												4.625%	4.625%	4.625%
Bond maturity date																												December 2015	December 2015	December 2015
BlackRock [member]
Disclosure of detailed information about business combination [Line Items]
Business combination consideration transferred															€ 15,000.0																										£ 12,000
Number of customer acquired | Customers															350,000
Cofunds Ltd [member]
Disclosure of detailed information about business combination [Line Items]
Business combination consideration transferred						€ 171.0			€ 164.0																													£ 147	£ 140
Fair value of net assets						116.0																																99
Customer intangibles recoginsed						29.0																																25
Goodwill recognised						56.0	£ 48
Investments not recognised						96,000.0	£ 82,000
Net cash impact						51.0																																44
Acquisition date									Jan. 01, 2017
Cofunds Ltd [member] | Cofunds [member]
Disclosure of detailed information about business combination [Line Items]
Cash included in the statement of financial position						€ 121.0																																£ 104
Mercer [member]
Disclosure of detailed information about business combination [Line Items]
Business combination consideration transferred																				$ 78.0																						€ 70.0
Acquisition date																				Dec. 31, 2015
Cash transferred																				$ 71.0																						64.0
Business combination contingent consideration																				$ 7.0																						€ 6.0
Aegon Life Insurance Company Ltd [member]
Disclosure of detailed information about business combination [Line Items]
Percentage of ownership in investment																		49.00%	26.00%
Aegon Nederland N.V. [member]
Disclosure of detailed information about business combination [Line Items]
Business disposal gain (loss)										€ 11.0
Annual premium volume																	€ 90.0
Insurance related liabilities																	334.0
Consideration received																	€ 302.0
UK annuity portfolio [member]
Disclosure of detailed information about business combination [Line Items]
Reinsured liabilities | £												£ 6,800
Business disposal gain (loss)											€ 682.0	530
Consideration received | £												3,000				£ 6,000
Business disposal tax benefit											53.0	41
Loss on reinsurance											2,400.0	1,900
Revaluation reserve											1,800.0																													£ 1,400
Sale of business disposal related bonds | £																																								£ 530
Cash outflow from sale of bonds											831.0	647
Business disposal expenses											€ 16.0	£ 13
Aegon Life Ukraine [member]
Disclosure of detailed information about business combination [Line Items]
Sale of interest percentage								100.00%
Aegons Canadian life insurance business [member]
Disclosure of detailed information about business combination [Line Items]
Business disposal gain (loss)																													$ 1,054	€ 751.0
Consideration received																													600	428.0
Business disposal expenses																													11	8.0
Business disposal consideration																													600																€ 428.0
Release of the foreign currency translation reserve																													178																127.0
Release of net foreign investment hedging reserve																													(72)																€ (51.0)
Release of available for sale reserve																													668	476.0
Net cash proceeds from disposal of business																													543	387.0
Business disposal consideration received in cash and cash equivalent																													$ 57	€ 41.0
Clark consulting [member]
Disclosure of detailed information about business combination [Line Items]
Business disposal gain (loss)																							$ 8.0	€ 7.0
Business disposal consideration																							177.5																					€ 160.0
Business disposal consideration received in cash and cash equivalent																							$ 13.0	€ 12.0
Seven investment management (7IM) [member]
Disclosure of detailed information about business combination [Line Items]
Business disposal gain (loss)																					€ 10.0	£ 7
Sale of interest percentage																					25.10%	25.10%
Business disposal consideration																					€ 26.0																						£ 19
La Banque Postale Asset Management (LBPAM) [member]
Disclosure of detailed information about business combination [Line Items]
Business combination consideration transferred																									€ 117.0
Percentage of interest acquired consideration Transferred																									25.00%
Transamerica financial advisors [member]
Disclosure of detailed information about business combination [Line Items]
Business disposal gain (loss)																															$ 58.0	€ 52.0
Consideration received													$ 49.0	€ 44.0
Contingent consideration received													$ 14.0	€ 13.0
Aegon Ireland Plc [member]
Disclosure of detailed information about business combination [Line Items]
Percentage of sale price			81.00%
Unirobe Mees Groep (UMG) [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration received from sale of business		€ 295.0
Gain loss on disposal of Investment		208.0
Estimated decrease on future underlying earnings before tax as compared to 2017 levels		€ 20.0
Transamerica Corporation [member]
Disclosure of detailed information about business combination [Line Items]
Reinsured liabilities | $	$ 750,000.0
La Mondiale [member]
Disclosure of detailed information about business combination [Line Items]
Business disposal gain (loss)																											€ 350.0
Sale of interest percentage																										35.00%
Solvency ratio increase percentage point																											4.00%